Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies1 [Abstract]
Standards, interpretations and amendments to published standards	During the financial year, the following new and revised accounting standards, amendments to standards and new interpretations were adopted by the Group:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance
IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2	Amendment
•This amendment to IAS 1 requires companies to disclose their material accounting policy information rather than their
significant accounting policies;
•This amendment also provides a definition of material
accounting policy information;
•Further, the amendment clarifies that immaterial accounting policy information need not be disclosed; and
•To support this amendment, the Board also amended IFRS
Practice Statement 2 Making Materiality Judgements, to
provide guidance on how to apply the concept of materiality
to accounting policy disclosures.
No impact
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors	Amendment	•This amendment to IAS 8 clarifies how companies should distinguish between changes in accounting policies and changes in accounting estimates.	No impact
Accounting policies continued
1.Basis of preparation continued

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance
IAS 12 Income Taxes	Amendment
•The amendments to IAS 12 Income Taxes require companies
to recognise deferred tax on transactions that, on initial
recognition, give rise to equal amounts of taxable and
deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning
obligations and will require the recognition of additional
deferred tax assets and liabilities;
•The amendment should be applied to transactions that occur
on or after the beginning of the earliest comparative period presented. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be
utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable
temporary differences associated with:
–Right-of-use assets and lease liabilities; and
–Decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of
the related assets; and
•The cumulative effect of recognising these adjustments is
recognised in retained earnings, or another component of
equity, as appropriate.
No impact
IAS 12 Income Taxes (OECD Pillar Two model rules)	Amendments
•The Group has adopted International Tax Reform – Pillar Two
Model Rules (Amendments to IAS 12) upon their release on
23 May 2023.
•The additional amendments to IAS 12 Income Taxes give
companies temporary relief from accounting for deferred taxes arising from the Organisation for Economic Co-operation’s
(“OECD”) international tax reform. The OECD published the
Pillar Two model rules in December 2021 to ensure that large multinational companies would be subject to a minimum 15%
tax rate. More than 135 countries and jurisdictions representing more than 90% of global gross domestic product have agreed
to the Pillar Two model rules;
•The amendments introduce the following:
–A temporary exception to the accounting for deferred taxes
arising from jurisdictions implementing the global tax rules;
and
–Targeted disclosure requirements to help investors better
understand a company's exposure to income taxes arising
from the reform, particularly before legislation implementing the rules is in effect.
•Companies can benefit from the temporary exception
immediately but are required to provide the disclosures to
investors for annual reporting periods beginning on or after
1 January 2023;
•The adoption of the amendments resulted in the Group not
having to account for any deferred tax impact as a result of the tax reform at 31 December 2023;
•The mandatory exception applies retrospectively. The
retrospective application has no impact on the Group’s
consolidated financial statements; and
•The Group has performed a preliminary impact assessment of
the potential future impact of the tax reform and amendments on its financial statements. Refer note 10 for further details.
Refer note 10 for further details.

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance
IFRS 17 Insurance Contracts	New Standard
•IFRS 17 supersedes IFRS 4 Insurance Contracts and aims to
increase comparability and transparency about profitability.
The new standard introduces a new comprehensive model
(“general model”) for the recognition and measurement of
liabilities arising from insurance contracts;
•In addition, it includes a simplified approach and modifications to the general measurement model that can be applied in
certain circumstances and to specific contracts, such as:
–Reinsurance contracts held;
–Direct participating contracts; and
–Investment contracts with discretionary participation
features.
•Under the new standard, investment components are
excluded from insurance revenue and service expenses.
Entities can also choose to present the effect of changes in discount rates and other financial risks in profit or loss or OCI;
and
•The new standard includes various new disclosures and
requires additional granularity in disclosures to assist users to assess the effects of insurance contracts on the entity’s
financial statements.
No impact

Standards, interpretations and amendments to published standards that are not yet effective	These standards, amendments and interpretations that are relevant to the Group are:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Effective date*
IAS 1 Presentation of Financial Statements	Amendments
•The amendments to IAS 1 clarify that liabilities are classified as either current or non-current, depending on the rights that
exist at the end of the reporting period. Classification is
unaffected by the expectations of the entity or events after the reporting date;
•The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability; and
•The amendments are not expected to have a material impact
on the Group.
1 January 2024
IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosure	Amendments
•The amendments require disclosures to enhance the
transparency of supplier finance arrangement and their effects on an entity's liabilities, cash flows and exposure to liquidity risk; and
•The amendments are not expected to have a material impact
on the Group.
1 January 2024
IAS 21 The Effect of Changes in Foreign Exchange Rates	Amendment
•The amendment to IAS 21 provides guidance on when a
currency is exchangeable and how to determine the
exchange rate when it is not; and
•The amendment is not expected to have a material impact on
the Group.
1 January 2025
*Effective date refers to annual period beginning on or after said date.
#On 6 March 2024, the SEC adopted rules covering climate-related disclosures which will result in a significant expansion of required climate-related disclosures in SEC filings. The required disclosures are included in Regulations S-K and S-X and cover strategy, governance, risk management, targets and goals, greenhouse gas emissions, and financial statement effects (collectively, the “SEC climate disclosure rules”). The new rules apply to both domestic and foreign private issuers (FPIs) and create a new “Climate-Related Disclosure” section in annual reports and registration statements. The new rules also require certain disclosures in the audited financial statements. The effective dates and transition provisions vary by type of registrant and for certain disclosure provisions. On 15 March 2024, the US Court of Appeals for the Fifth Circuit temporarily stayed the rules as such uncertainty exists. The Group is currently in the process of assessing the impact of the rules.

Summary of significant assumptions used in group's impairment assessments (FVLCOD calculations)	Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2023	2022	2021

US$ Gold price per ounce – year 1	US$1,910	US$1,740	US$1,750
US$ Gold price per ounce – year 2	US$1,875	US$1,730	US$1,700
US$ Gold price per ounce – year 3	US$1,800	US$1,700	US$1,600
US$ Gold price per ounce – year 4	US$1,760	US$1,650	US$1,550
US$ Gold price per ounce – year 5 onwards	US$1,720	US$1,620	US$1,550
Rand Gold price per kilogram – year 1	R1,110,000	R925,000	R875,000
Rand Gold price per kilogram – year 2	R1,060,000	R925,000	R870,000
Rand Gold price per kilogram – year 3	R1,030,000	R925,000	R810,000
Rand Gold price per kilogram – year 4	R1,020,000	R900,000	R780,000
Rand Gold price per kilogram – year 5 onwards	R990,000	R875,000	R780,000
A$ Gold price per ounce – year 1	A$2,830	A$2,500	A$2,400
A$ Gold price per ounce – year 2	A$2,690	A$2,400	A$2,300
A$ Gold price per ounce – year 3	A$2,570	A$2,350	A$2,150
A$ Gold price per ounce – year 4	A$2,500	A$2,250	A$2,070
A$ Gold price per ounce – year 5 onwards	A$2,430	A$2,200	A$2,070
US$ Copper price per tonne – year 1	US$8,500	US$7,700	US$8,700
US$ Copper price per tonne – year 2	US$8,700	US$8,150	US$8,000
US$ Copper price per tonne – year 3	US$8,900	US$8,150	US$7,700
US$ Copper price per tonne – year 4	US$8,600	US$8,150	US$7,500
US$ Copper price per tonne – year 5 onwards	US$8,400	US$7,700	US$7,500
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
•Ghana (with infrastructure)	US$79	US$71	US$187
•Peru (with infrastructure)[1]	N/A	US$30	US$10
•Chile (without infrastructure)	US$40	US$29	US$70
Discount rates
•South Africa – nominal	16.8%	16.3%	14.3%
•Ghana – real	13.5%	15.9%	8.3%
•Peru – real	7.7%	8.1%	4.8%
•Australia – real	6.2%	6.3%	3.8%
•Chile – real	8.9%	9.1%	5.9%
Inflation rate – South Africa[2]	4.5%	5.4%	5.4%
Life-of-mine
•South Deep	73 years	74 years	80 years
•Tarkwa	12 years	13 years	14 years
•Damang	2 years	3 years	4 years
•Cerro Corona	7 years	8 years	9 years
•St Ives	8 years	8 years	9 years
•Agnew	5 years	5 years	6 years
•Granny Smith	11 years	10 years	11 years
•Gruyere	9 years	11 years	12 years
•Salares Norte	10 years	10 years	11 years
[1] During 2023, the resource in Peru was derecognised as a result of the life-of-mine sterilising the resource through the deposition of in-pit tailings from 2026 onward. Refer note 7 for further details.
[2]Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa. In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.

	2023	2022	2021

Long-term exchange rates
US$/ZAR – year 1	18.08	16.53	15.55
US$/ZAR – year 2	17.58	16.63	15.92
US$/ZAR – year 3	17.80	16.92	15.75
US$/ZAR – year 4	18.03	16.97	15.65
US$/ZAR – year 5 onwards	17.90	16.80	15.65
A$/US$ – year 1	0.67	0.70	0.75
A$/US$ – year 2	0.70	0.72	0.74
A$/US$ – year 3	0.70	0.72	0.73
A$/US$ – year 4	0.70	0.73	0.75
A$/US$ – year 5 onwards	0.71	0.74	0.75

Summary of dey assumptions used in the income and market approach	The key
assumptions used in the income and market approach for Asanko are as follows:

	2023	2022

US$ Gold price per ounce – year 1 to 3	US$1,800 – US$1,910	US$1,650 – US$1,740
US$ Gold price per ounce – year 4 onwards	US$1,720	US$1,620
Discount rates – real	19.9%	19.3%
Life-of-mine	7 years	6 years

Details of financial assets measurement policy	Financial assets – Measurement policy

Financial asset category	Description
Financial assets at amortised cost
These assets are subsequently measured at amortised cost using the effective interest method. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI and are never reclassified to profit or loss.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.